AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2013
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3:-	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

	December 31, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$1,535	$-	$-	$1,535

Available-for-sale - matures within one year:
Certificate of deposit	2,494	3	-	2,497
Government debentures - fixed interest rate	1,516	13	-	1,529
Government sponsored enterprises - fixed interest rate	455	-	(8)	447
Corporate debentures - fixed interest rate	5,274	35	-	5,309

	9,739	51	(8)	9,782
Available-for-sale - matures after one year through three years:
Certificate of deposit	2,735	1	(6)	2,730
Government debentures - fixed interest rate	2,260	-	(6)	2,254
Government sponsored enterprises - fixed interest rate	3,236	-	(2)	3,234
Corporate debentures - fixed interest rate	29,398	126	(62)	29,462

	37,629	127	(76)	37,680
Available-for-sale - matures after three years through five years:
Corporate debentures - fixed interest rate	4,465	17	(36)	4,446

Available-for-sale - matures after five years:
ARS	1,197	-	(136)	1,061

	$54,565	$195	$(256)	$54,504

Reclassification of certain securities to long-term				25,571

				$28,933

	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$3,548	$-	$-	$3,548

Available-for-sale - matures within one year:
Certificate of deposit	5,658	11	(1)	5,668
Government debentures - fixed interest rate	2,617	43	-	2,660
Government sponsored enterprises - fixed interest rate	4,558	-	-	4,558
Corporate debentures - fixed interest rate	2,609	2	(9)	2,602

	15,442	56	(10)	15,488
Available-for-sale - matures after one year through three years:
Certificate of deposit	3,260	16	-	3,276
Government debentures - fixed interest rate	1,570	72	-	1,642
Government sponsored enterprises - fixed interest rate	8,671	4	(2)	8,673
Corporate debentures - fixed interest rate	13,669	96	(34)	13,731

	27,170	188	(36)	27,322
Available-for-sale - matures after three years through five years:
Corporate debentures - fixed interest rate	1,531	-	(17)	1,514

Available-for-sale - matures after five years:
ARS	1,387	-	(157)	1,230

	$49,078	$244	$(220)	49,102

Reclassification of certain securities to long-term				7,966

				$41,136

The table below presents the fair value of investments in available-for-sale securities that have been in an unrealized loss position as of December 31, 2013 and 2012 and the length of time that those investments have been in a continuous loss position:

	December 31, 2013
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$2,780	$10	$-	$-	$2,780	$10
Government debentures	2,255	6	-	-	2,255	6
Corporate debentures	13,523	76	4,127	22	17,650	98
ARS	-	-	1,061	136	1,061	136
Certificate of deposit	2,372	6	-	-	2,372	6

	$20,930	$98	$5,188	$158	$26,118	$256

	December 31, 2012
	Less than 12 months		12 months or longer			Total
	Fair value	Unrealized losses	Fair value	Unrealized losses		Fair value	Unrealized losses

Government sponsored enterprises	$500	$2	$1,002	$	*) -	$1,502	$2
Corporate debentures	7,061	60	-		-	7,061	60
ARS	-	-	1,230		157	1,230	157
Certificate of deposit	1,019	*) -	244		1	1,263	1

	$8,580	$62	$2,476		$158	$11,056	$220

*)	Represents an amount lower than $1.

As of December 31, 2013 and 2012, there were 43 and 21 securities in a loss position, respectively.

For the years ended December 31, 2013, 2012 and 2011, the Company recognized gross realized gains of $120, $2 and $47, respectively, and gross realized losses of $3, $0 and $42, respectively. The Company determines realized gains or losses on the sale of marketable securities on a specific identification method, and reflects such gains and losses as a component of financial income, net, in the Company's consolidated statements of operations.